Document and Entity Information	Mar. 23, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 23, 2022
Entity Registrant Name	EMBECTA CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41186
Entity Tax Identification Number	87-1583942
Entity Address, Address Line One	300 Kimball Drive
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	201
Local Phone Number	847-6880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EMBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001872789
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880